Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

February 29, 2020

EPI-QTLY-0420
1.797924.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	454,990	$24,642
Entertainment - 1.3%
Cinemark Holdings, Inc.	409,300	10,625
The Walt Disney Co.	70,500	8,294
		18,919
Media - 5.5%
Comcast Corp. Class A	850,200	34,374
Informa PLC	585,172	5,179
Interpublic Group of Companies, Inc.	917,900	19,606
Omnicom Group, Inc.	257,700	17,853
		77,012

TOTAL COMMUNICATION SERVICES		120,573

CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 0.7%
Wyndham Destinations, Inc.	266,400	10,629
Household Durables - 0.6%
Whirlpool Corp.	62,500	7,991
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	348,800	12,082
Leisure Products - 0.2%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	2,315
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	16,700	221
Tapestry, Inc.	371,300	8,707
		8,928

TOTAL CONSUMER DISCRETIONARY		41,945

CONSUMER STAPLES - 11.1%
Beverages - 0.7%
Molson Coors Beverage Co. Class B	194,605	9,654
Food & Staples Retailing - 1.5%
Kroger Co.	743,800	20,923
Food Products - 2.3%
General Mills, Inc.	318,040	15,584
The J.M. Smucker Co.	158,800	16,355
		31,939
Household Products - 0.4%
Reckitt Benckiser Group PLC	52,300	3,865
Reynolds Consumer Products, Inc. (a)	73,900	2,132
		5,997
Personal Products - 1.3%
Unilever NV (NY Reg.)	341,800	18,033
Tobacco - 4.9%
Altria Group, Inc.	634,000	25,595
British American Tobacco PLC sponsored ADR	444,101	17,675
Imperial Brands PLC	355,898	7,190
Philip Morris International, Inc.	234,000	19,158
		69,618

TOTAL CONSUMER STAPLES		156,164

ENERGY - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
BP PLC sponsored ADR	605,700	18,952
Chevron Corp.	419,869	39,191
ConocoPhillips Co.	138,100	6,687
Enterprise Products Partners LP	576,500	13,456
Equinor ASA sponsored ADR	1,081,100	16,811
Exxon Mobil Corp.	467,700	24,058
Noble Midstream Partners LP	98,600	1,514
Rattler Midstream LP	160,400	2,019
The Williams Companies, Inc.	966,350	18,409
Valero Energy Corp.	21,600	1,431
Viper Energy Partners LP	146,700	2,616
		145,144
FINANCIALS - 18.1%
Banks - 9.5%
Bank of America Corp.	975,800	27,810
Bank OZK	486,800	12,360
East West Bancorp, Inc.	145,900	5,652
Huntington Bancshares, Inc.	1,441,400	17,686
PNC Financial Services Group, Inc.	67,000	8,469
Signature Bank	49,000	6,130
The Toronto-Dominion Bank	143,900	7,402
Wells Fargo & Co.	1,192,250	48,705
		134,214
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	63,100	12,669
Lazard Ltd. Class A	239,300	8,572
Northern Trust Corp.	134,100	11,769
State Street Corp.	203,699	13,874
		46,884
Consumer Finance - 2.1%
Capital One Financial Corp.	191,200	16,875
Synchrony Financial	418,000	12,164
		29,039
Insurance - 2.6%
AXA SA	471,500	10,960
Chubb Ltd.	48,784	7,075
Old Republic International Corp.	384,600	7,584
The Travelers Companies, Inc.	94,700	11,346
		36,965
Mortgage Real Estate Investment Trusts - 0.6%
Starwood Property Trust, Inc.	384,100	8,519

TOTAL FINANCIALS		255,621

HEALTH CARE - 19.4%
Biotechnology - 4.1%
AbbVie, Inc.	433,300	37,138
Amgen, Inc.	107,849	21,541
		58,679
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	25,000	5,946
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	98,600	8,314
Anthem, Inc.	56,200	14,448
CVS Health Corp.	282,436	16,715
Humana, Inc.	32,300	10,326
McKesson Corp.	84,500	11,818
UnitedHealth Group, Inc.	104,600	26,669
		88,290
Pharmaceuticals - 8.6%
Bristol-Myers Squibb Co.	568,800	33,593
Johnson & Johnson	260,118	34,981
Merck & Co., Inc.	143,500	10,986
Roche Holding AG (participation certificate)	81,430	26,182
Sanofi SA sponsored ADR	327,500	15,147
		120,889

TOTAL HEALTH CARE		273,804

INDUSTRIALS - 9.2%
Aerospace & Defense - 4.5%
General Dynamics Corp.	234,600	37,463
United Technologies Corp.	200,207	26,145
		63,608
Commercial Services & Supplies - 0.3%
ISS Holdings A/S	244,600	4,346
Electrical Equipment - 0.9%
Hubbell, Inc. Class B	10,800	1,439
Regal Beloit Corp.	150,800	11,708
		13,147
Industrial Conglomerates - 1.1%
General Electric Co.	1,424,354	15,497
Machinery - 1.0%
Allison Transmission Holdings, Inc.	341,200	13,853
Professional Services - 0.7%
Intertrust NV (e)	564,300	9,466
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	127,900	4,863
MSC Industrial Direct Co., Inc. Class A	71,400	4,414
		9,277

TOTAL INDUSTRIALS		129,194

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.3%
Cisco Systems, Inc.	458,853	18,322
IT Services - 4.4%
Amdocs Ltd.	232,600	14,828
Capgemini SA	244,300	27,073
Cognizant Technology Solutions Corp. Class A	145,200	8,847
IBM Corp.	82,600	10,750
Sabre Corp.	58,400	795
		62,293
Semiconductors & Semiconductor Equipment - 0.2%
Qualcomm, Inc.	39,589	3,100
Software - 0.1%
Microsoft Corp.	3,538	573

TOTAL INFORMATION TECHNOLOGY		84,288

MATERIALS - 2.7%
Chemicals - 1.5%
DuPont de Nemours, Inc.	410,166	17,596
Westlake Chemical Corp.	66,800	3,732
		21,328
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	524,800	7,095
WestRock Co.	275,600	9,164
		16,259

TOTAL MATERIALS		37,587

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Brandywine Realty Trust (SBI)	1,219,800	16,565
Corporate Office Properties Trust (SBI)	232,100	5,881
Highwoods Properties, Inc. (SBI)	129,800	5,825
Potlatch Corp.	138,700	5,096
Ryman Hospitality Properties, Inc.	158,800	11,038
SL Green Realty Corp.	141,600	11,107
Taubman Centers, Inc.	66,600	3,467
		58,979
UTILITIES - 6.6%
Electric Utilities - 3.9%
Duke Energy Corp.	240,700	22,072
Edison International	118,600	7,969
Exelon Corp.	560,800	24,176
		54,217
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Energy Corp.	178,500	3,433
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	882,900	20,324
Dominion Energy, Inc.	189,900	14,846
		35,170

TOTAL UTILITIES		92,820

TOTAL COMMON STOCKS
(Cost $1,419,302)		1,396,119

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(f)	4,524,529	253
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(f)	3,910,233	2,542
TOTAL OTHER
(Cost $5,870)		2,795

Money Market Funds - 0.2%
Fidelity Cash Central Fund 1.60% (g)
(Cost $2,082)	2,081,833	2,082
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,427,254)		1,400,996
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,285
NET ASSETS - 100%		$1,407,281

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,110,000 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,466,000 or 0.7% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,961
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$3,909

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$65
Fidelity Securities Lending Cash Central Fund	11
Total	$76

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.